Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basic earnings per share:
Net income attributable to Republic Services, Inc.	$ 172,300	$ 215,000	$ 190,300	$ 172,400	$ 50,300	$ 185,800	$ 179,000	$ 132,500	$ 749,906	$ 547,600	$ 588,900
Weighted average common shares outstanding (in shares)									349,984	356,673	362,054
Basic earnings per share (in dollars per share)									$ 2.14	$ 1.54	$ 1.63
Diluted earnings per share:
Net income attributable to Republic Services, Inc.	$ 172,300	$ 215,000	$ 190,300	$ 172,400	$ 50,300	$ 185,800	$ 179,000	$ 132,500	$ 749,906	$ 547,600	$ 588,900
Weighted average common shares outstanding (in shares)									349,984	356,673	362,054
Effect of dilutive securities:
Options to purchase common stock (in shares)									1,255	1,350	1,332
Weighted average common and common equivalent shares outstanding (in shares)									351,388	358,107	363,422
Diluted earnings per share (in dollars per share)	$ 0.49	$ 0.61	$ 0.54	$ 0.49	$ 0.14	$ 0.52	$ 0.50	$ 0.37	$ 2.13	$ 1.53	$ 1.62
Options to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options to purchase common stock (in shares)									9	274	1,658
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Unvested restricted stock awards (in shares)									137	84	36
Performance Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Unvested restricted stock awards (in shares)									12	0	0